Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ (89)	$ (149)
Reversal of amortization items - Prior service cost	8	(6)
Total recognized in other comprehensive (income) loss (pre-tax)	(81)	(155)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(413)	(119)
Reversal of amortization items - Prior service cost	253	247
Total recognized in other comprehensive (income) loss (pre-tax)	$ (160)	$ 128